Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income from continuing operations	$ (4,141,618)	$ (13,554,510)	$ 2,738,459
Adjustments to reconcile net (loss)/income from operations to net cash (used in) / provided by operating activities
Depreciation and amortization	4,655	4,496	252,097
Amortization of debt discount and deferred financing cost		3,237,616	317,507
Impairment loss on intangible assets		6,506,969
Impairment loss on receivables from YR TV Station	3,345,284	680,000
Provision for deferred income tax			208,365
Gain on extinguishment of debt			(5,576,855)
Premium paid on redemption of debenture payable		2,281,162
Increase/(decrease) in assets and liabilities
Accounts receivables			6,003,750
Program inventory			78,082
Other receivable -TV Stations			(7,315,664)
Other receivable and prepaid expense	66,346	101,364	800,058
Accounts payable		(5,881)	232,436
Customer deposits			(262,876)
Accrued liabilities	107,442	(274,811)	(273,793)
Other payable			(355,201)
Accrued interest		193,900	1,534,943
Other payable - TV Stations			3,841,963
Taxes payable		(506)	(114,359)
Cash (used in)/provided by operating activities- continuing operations	(617,891)	(830,201)	2,108,912
Cash provided by operating activities- discontinued operations			23,661
Net cash (used in)/provided by operating activities	(617,891)	(830,201)	2,132,573
CASH FLOWS FROM INVESTING ACTIVITIES
Other payable to TV Station		(11,606,673)
Purchase of property and equipment			(2,160)
Net proceeds from disposal of subsidiaries	2,259,728	19,884,341	3,835,503
Cash provided by investing activities- continued operations	2,259,728	8,277,668	3,833,343
Cash used in investing activities-discontinued operations			(773,539)
Net cash provided by investing activities	2,259,728	8,277,668	3,059,804
CASH FLOWS FROM FINANCING ACTIVITIES
Due to related parties			(10,983,629)
Capital contribution from stockholder			32,695
Convertible debentures payable		(11,000,000)
Redemption of Preferred Stock	(1,575,000)	(8,735,497)
Dividends paid		(571,111)
Proceeds from issuance of convertible debentures			9,744,371
Cash used in financing activities - continued operations	(1,575,000)	(20,306,608)	(1,206,563)
Cash provided by financing activities - discontinued operations
Net cash used in financing activities	(1,575,000)	(20,306,608)	(1,206,563)
EXCHANGE RATE EFFECT ON CASH	45,167	(31,630)	522,173
NET INCREASE/(DECREASE) IN CASH	66,837	(12,859,141)	3,985,814
CASH - BEGINNING OF PERIOD	2,005,727	14,896,498	10,388,511
CASH - END OF PERIOD	2,117,731	2,005,727	14,896,498
Cash paid during the period for:
Interest
Income taxes	14	796	297,057
Non-cash investing and financing activities:
Consideration for extinguishment of convertible notes liability paid in the form of common share		983,400	8,050,000
Issuance of common shares in satisfaction of dividend payables paid in the form of common share		299,282	16,000,000
Issuance of common shares in satisfaction of due to related parties			7,000,140
Issuance of common shares in satisfaction of accrued interest payable			$ 4,484,159